PERSONNEL EXPENSES (Tables)	12 Months Ended
Dec. 31, 2021
PERSONNEL EXPENSES
Schedule of personnel expenses

	Years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB

Salaries, wages and other benefits	71,029	78,542	91,560
Contributions to retirement schemes (Note 37)	12,025	8,983	11,932
	83,054	87,525	103,492